Other Liabilities - Additional Information (Detail) € in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 EUR (€)
Additional Other Liabilities Disclosure [Abstract]
Accrued exceptional non-tax deductible charge	$ 543		$ 543		€ 495
Restructuring expenses	$ 6	$ 18	$ 31	$ 52